Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets and Liabilities [Line Items]
Impairment loss on digital assets	$ 209,966	$ 107,635
Impairment loss on mining equipment	3,080,895	3,080,895
Net operating loss carryforwards	6,319,614	1,555,942
Credit loss provision for receivables	81,120	131,472
Impairment loss on assets held by FTX	1,356,130	1,316,199
Limits on interest expense deduction	2,087,147	647,893
Total gross deferred tax assets	13,134,872	6,840,036
Digital asset	(5,469,875)
Depreciation of equipment	(7,344,560)	(2,368,894)
Total gross deferred liabilities	(12,814,435)	(2,368,894)
Net deferred tax assets	320,437	4,471,142
Net deferred tax assets	320,437	4,471,142
Singapore [Member]
Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets and Liabilities [Line Items]
Net deferred tax assets	(3,903,780)	1,474,186
United States [Member]
Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets and Liabilities [Line Items]
Net deferred tax assets	$ 4,224,217	$ 2,996,956